Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Consolidation

Consolidation

Subsidiaries - The company’s consolidated financial statements include the assets, liabilities, equity, income, expenses and cash flows of the holding company and its subsidiaries. A subsidiary is an entity that the company controls. The company controls an entity when it has power over the entity, is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Assessment of control is based on the substance of the relationship between the company and the entity and includes consideration of both existing voting rights and, if applicable, potential voting rights that are currently exercisable or convertible. The operating results of subsidiaries acquired are included in the consolidated financial statements from the date control is acquired (typically the acquisition date), and the operating results of subsidiaries divested are included up to the date control ceased. Any difference between the fair value of the consideration received and the carrying value of a divested subsidiary is recognized in the consolidated statement of earnings, and foreign currency translation gains (losses) of that subsidiary are recycled from accumulated other comprehensive income (loss) to the consolidated statement of earnings.

The consolidated financial statements were prepared as of December 31, 2022 and 2021 based on individual holding companies’ and subsidiaries’ financial statements at those dates. Accounting policies of subsidiaries have been aligned with those of the company where necessary. The company’s significant operating subsidiaries are identified in note 29.

Non-controlling interests - Subsequent to initial recognition in a business combination, the carrying value of non-controlling interests is adjusted for the non-controlling interest’s share of the subsidiary’s comprehensive income (loss) and equity transactions. A non-controlling interest’s share of such adjustments is based on its present ownership interest in the subsidiary after consideration of any applicable shareholders’ agreements and other contractual arrangements. Effects of transactions with non-controlling interests are recorded in common shareholders’ equity if there is no change in control.

Business combinations

Business combinations

Business combinations are accounted for using the acquisition method of accounting whereby the consideration transferred is measured at fair value at the date of acquisition. This consideration may include cash paid and the fair value at the date of exchange of assets given, liabilities assumed and equity instruments issued by the company or its subsidiaries. Directly attributable acquisition-related costs are recorded in operating expenses or other expenses in the consolidated statement of earnings as incurred. At the date of acquisition, the company recognizes the identifiable assets acquired, the liabilities assumed and any non-controlling interest in the acquired business. The identifiable assets acquired and liabilities assumed are initially recognized at fair value. For each business combination the company determines whether to initially record non-controlling interest at fair value or as the proportionate share of the identifiable net assets of the acquired subsidiary. If the consideration transferred is less than the fair value of identifiable net assets acquired, the excess is recognized in the consolidated statement of earnings.

An existing equity interest in an acquired subsidiary is remeasured to fair value at the date of the business combination with any gain or loss recognized in net gains (losses) on investments or in gain on sale and consolidation of insurance subsidiaries in the consolidated statement of earnings.

Goodwill and intangible assets

Goodwill and intangible assets

Goodwill - Goodwill is recorded as the excess of consideration transferred over the fair value of the identifiable net assets acquired in a business combination, less accumulated impairment charges, and is allocated to the cash-generating units expected to benefit from the acquisition for impairment testing. Goodwill is assessed annually for impairment or more frequently if there are indicators of impairment by comparing the carrying value of a cash-generating unit, inclusive of its allocated goodwill, to its recoverable amount, with any goodwill impairment measured as the excess of the carrying amount over the recoverable amount. An impairment loss is recorded in operating expenses or other expenses in the consolidated statement of earnings. Goodwill is derecognized on disposal of a cash-generating unit to which goodwill was previously allocated.

Intangible assets - Intangible assets are comprised primarily of customer and broker relationships, brand names, Lloyd’s participation rights, computer software (including enterprise systems) and other acquired identifiable non-monetary assets without physical form.

Intangible assets are initially recognized at cost, or at fair value when acquired through a business combination. Intangible assets with a finite life are subsequently measured at cost less accumulated amortization and impairment, where amortization is calculated using the straight-line method over the estimated useful life, and carrying value is re-assessed when there are indicators of impairment. Indefinite-lived intangible assets are not subject to amortization and are assessed annually for impairment or more frequently if there are indicators of impairment. When the carrying value of an intangible asset exceeds its recoverable amount, an impairment loss is recorded in operating expenses or other expenses in the consolidated statement of earnings.

The estimated useful lives of the company’s intangible assets are as follows:

Customer and broker relationships	8 to 20 years
Brand names and Lloyd’s participation rights	Indefinite
Computer software	3 to 15 years

Brand names and Lloyd’s participation rights are considered to be indefinite-lived based on their strength, history and expected future use.

Investment in associates

Investments in associates

Investments in associates are accounted for using the equity method and are comprised of investments in corporations, limited partnerships and trusts where the company has the ability to exercise significant influence but not control. An investment in associate is initially recognized at cost and adjusted thereafter for the post-acquisition change in the company’s share of net assets of the associate. The company’s share of profit (loss) and share of other comprehensive income (loss) of associates are reported in the corresponding lines in the consolidated statement of earnings and consolidated statement of comprehensive income, respectively. An existing equity interest in an acquired associate is remeasured to fair value at the date significant influence is obtained and included in the carrying value of the associate.

The fair value of associates is estimated at each reporting date using valuation techniques consistent with those applied to the company’s other investments in equity instruments. See “Determination of fair value” under the heading of “Investments” in this note for further details. If there is objective evidence that the carrying value of an associate is impaired, it is written down to its recoverable amount, being the higher of the associate’s fair value and value-in-use. The unrealized impairment loss is recognized in share of profit (loss) of associates in the consolidated statement of earnings. An impairment loss is reversed in future periods if the circumstances that led to the impairment no longer exist. The reversal is limited to restoring the carrying value to what it would have been had no impairment loss been recognized in prior periods.

Upon loss of significant influence, any retained equity interest classified as a financial asset is remeasured to fair value and all amounts previously recognized in other comprehensive income (loss) are recycled to the consolidated statement of earnings except those related to defined benefit pension or post retirement plans which are reclassified to retained earnings. Gains and losses on loss of significant influence or disposition of an associate are recognized in net gains (losses) on investments in the consolidated statement of earnings.

Investments in joint ventures

Investments in joint ventures

Investments in joint ventures are accounted for using the equity method (as described in the preceding paragraphs) and are comprised of investments in corporations and limited partnerships where the company has joint control together with one or more third parties by contractual agreement. Joint control requires the unanimous consent of all parties sharing control to make decisions regarding the joint venture’s relevant activities. When a subsidiary constituting a business is contributed to a joint venture, any gain or loss on derecognition of the subsidiary, including recycling of applicable amounts in accumulated other comprehensive income (loss) and remeasurement to fair value of any retained interest in the subsidiary, is recognized in the consolidated statement of earnings. Upon loss of joint control, any retained equity interest classified as a financial asset is remeasured to fair value and all amounts previously recognized in other comprehensive income (loss) are reclassified to the consolidated statement of earnings except those related to defined benefit pension or post retirement plans which are reclassified to retained earnings. Gains and losses on loss of joint control or disposition of a joint venture are recognized in net gains (losses) on investments in the consolidated statement of earnings. Investments in joint ventures and all related activity are presented with investments in associates in these consolidated financial statements.

Consolidated statement of cash flows

Consolidated statement of cash flows

The company’s consolidated statement of cash flows is prepared in accordance with the indirect method, classifying cash flows by operating, investing and financing activities.

Cash and cash equivalents - Cash and cash equivalents consist of holding company, subsidiary and Fairfax India cash on hand, demand deposits with banks and other short term highly liquid investments with maturities of three months or less when purchased, and exclude cash and short term highly liquid investments that are restricted.

Investments

Investments

Investments include cash and cash equivalents, short term investments, bonds, equity instruments, investments in associates, derivative assets, other invested assets (primarily investment property) and derivative obligations. Management determines the appropriate classifications of investments at their acquisition date.

Classification - Short term investments, bonds, preferred stocks, common stocks, and derivatives are classified at FVTPL. The company manages these investments on a fair value basis, using fair value information to assess investment performance and to make investment decisions. The company has not elected to irrevocably designate any of its common stocks or preferred stocks at fair value through other comprehensive income. The company classifies its short term investments and bonds based on both the company’s business model for managing those financial assets and their contractual cash flow characteristics. While the contractual cash flows of certain of the company’s short term investments and bonds are solely principal and interest, those investments are neither held for the purpose of collecting contractual cash flows nor held both for collecting contractual cash flows and for sale. The collection of contractual cash flows is incidental to the company’s business model of maximizing total investment return on a fair value basis.

Recognition and measurement - The company recognizes purchases and sales of investments on the trade date, the date on which the company commits to purchase or sell the investment. Transactions pending settlement are reflected on the consolidated balance sheet in other assets or in accounts payable and accrued liabilities. Investments classified at FVTPL are initially recognized at fair value with transaction costs recorded as investment expenses (a component of interest and dividends) in the consolidated statement of earnings.

Subsequent to initial recognition, investments classified at FVTPL are measured at fair value with changes in fair value reported in the consolidated statement of earnings as income, comprised of interest and dividends and net gains (losses) on investments. Interest and dividends represent interest income on short term investments and bonds calculated using the effective interest method, and dividends received on holdings of common stocks and preferred stocks, net of investment expenses. All other changes in fair value are reported in net gains (losses) on investments in the consolidated statement of earnings. For short term investments and bonds, the sum of their interest income and net gains (losses) on investments is equal to their total change in fair value for the reporting period.

For investments classified at FVTPL, the company further disaggregates net gains (losses) on investments into realized and unrealized components in note 5. Where a financial instrument continues to be held by the company at the end of a reporting period, changes in the fair value of that instrument during the reporting period, excluding those changes reported as interest and dividends, are presented in net change in unrealized gains (losses). On disposition or as a result of a change in accounting for that financial instrument, its inception-to-date net gain (loss), excluding those changes previously reported as interest and dividends, is presented as net realized gains (losses). The cumulative unrealized net gain (loss) recognized in prior periods on that financial instrument is then reversed in net change in unrealized gains (losses). The sum of the inception-to-date net gain (loss) and the cumulative reversal of prior period net unrealized gains (losses) equals that financial instrument’s net gain (loss) on investment for the current reporting period as presented in the consolidated statement of earnings.

Interest and dividends and net gains (losses) on investments are reported as operating activities in the consolidated statement of cash flows.

Derecognition - An investment is derecognized when the rights to receive cash flows from the investment have expired or have been transferred and when the company has transferred substantially the risks and rewards of ownership.

Short term investments - Highly liquid debt instruments with maturity dates between three months and twelve months when purchased are classified as short term investments.

Bonds - Debt instruments with maturity dates greater than twelve months when purchased, or illiquid debt instruments with maturity dates of twelve months or less when purchased, are classified as bonds.

Derivatives - Derivatives may include interest rate, credit default, currency and total return swaps, futures, forwards, warrants and consumer price index linked (“CPI-linked”) and option contracts, all of which derive their value primarily from changes in underlying interest rates, foreign exchange rates, credit ratings, commodity values, inflation indexes or equity instruments. A derivative contract may be traded on an exchange or over-the-counter (“OTC”). Exchange-traded derivatives are standardized and include futures and certain warrants and option contracts. OTC derivative contracts are individually negotiated between contracting parties and may include the company’s forwards, CPI-linked derivatives and total return swaps.

The company uses derivatives for investment purposes and to mitigate financial risks arising from its investment holdings and reinsurance recoverables, and monitors its derivatives for effectiveness in achieving their risk management objectives where applicable.

The fair value of derivatives in a gain position are presented on the consolidated balance sheet in holding company cash and investments, and in portfolio investments as derivatives and other invested assets. The fair value of derivatives in a loss position are presented on the consolidated balance sheet in derivative obligations. The initial premium paid for a derivative contract, if any, is recorded as a derivative asset and subsequently adjusted for changes in the fair value of the contract at each reporting date. Changes in the fair value of derivatives are recorded as net gains (losses) on investments in the consolidated statement of earnings.

Cash received from counterparties as collateral for derivative contracts is recognized on the consolidated balance sheet in holding company cash and investments or subsidiary cash and short term investments, and a corresponding liability is recognized in accounts payable and accrued liabilities. Securities received from counterparties as collateral are not recorded as assets.

Cash and securities delivered to counterparties as collateral for derivative contracts continue to be reflected as assets on the consolidated balance sheet in holding company cash and investments or in portfolio investments as assets pledged for derivative obligations. The portion of the collateral related to changes in fair value of derivative contracts may be repledged by the counterparties holding the collateral.

Determination of fair value - Fair values for substantially all of the company’s financial instruments are measured using market or income approaches. Considerable judgment may be required in interpreting market data used to develop estimates of fair value. Accordingly, actual values realized in future market transactions may differ from the estimates presented in these consolidated financial statements. The use of different market assumptions and/or valuation methodologies may have a material effect on the estimated fair values. The fair values of financial instruments are based on bid prices for financial assets and ask prices for financial liabilities. The company categorizes its fair value measurements using a three-level fair value hierarchy in accordance with IFRS as described below:

Level 1 - Inputs represent unadjusted quoted prices for identical instruments exchanged in active markets. The fair values of the majority of the company’s common stocks, equity call options and certain warrants are based on published quotes in active markets.

Level 2 - Inputs include directly or indirectly observable inputs (other than Level 1 inputs) such as quoted prices for similar financial instruments exchanged in active markets, quoted prices for identical or similar financial instruments exchanged in inactive markets and other market observable inputs. The fair value of the vast majority of the company’s investments in bonds are priced based on information provided by independent pricing service providers while much of the remainder, along with most derivative contracts (including total return swaps, U.S. treasury bond forward contracts and certain warrants) are based primarily on non-binding third party broker-dealer quotes that are prepared using Level 2 inputs. Where third party broker-dealer quotes are used, typically one quote is obtained from a broker-dealer with particular expertise in the instrument being priced. Preferred stocks are priced using a combination of independent pricing service providers and internal valuation models that rely on directly or indirectly observable inputs.

The fair values of investments in certain limited partnerships classified as common stocks on the consolidated balance sheet are based on the net asset values received from the general partner, adjusted for liquidity as required and are classified as Level 2 when they may be liquidated or redeemed within three months or less of providing notice to the general partner. All other such investments in limited partnerships are classified as Level 3.

Level 3 - Inputs include unobservable inputs that management uses to develop assumptions for which market data is limited or unavailable at the measurement date. In some instances, such as for private company preferred shares, management will use limited recent market transactions that are corroborated by industry accepted discounted cash flow models that incorporate one or more unobservable inputs.

Transfers between fair value hierarchy levels are considered effective from the beginning of the annual reporting period in which the transfer is identified.

Valuation techniques used by the company’s independent pricing service providers and third party broker-dealers include use of prices from similar instruments where observable market prices exist, discounted cash flow analysis, option pricing models, and other valuation techniques commonly used by market participants. The company assesses the reasonableness of pricing received from these third party sources by comparing the fair values received to recent transaction prices for similar assets where available, to industry accepted discounted cash flow models (that incorporate estimates of the amount and timing of future cash flows and market observable inputs such as credit spreads and discount rates) and to option pricing models (that incorporate market observable inputs including the quoted price, volatility and dividend yield of the underlying security and the risk free rate).

The company employs specialist personnel for the valuation of its investment portfolio. Detailed valuations are prepared for those financial instruments that are priced internally, while external pricing received from independent pricing service providers and third party broker-dealers are evaluated by the company for reasonableness. The company’s Chief Financial Officer oversees the valuation function and regularly reviews valuation processes and results, including at each quarterly reporting period. Significant valuation matters, particularly those requiring extensive judgment, are communicated to the company’s Audit Committee.

Foreign currency translation

Foreign currency translation

Functional and presentation currency - The consolidated financial statements are presented in U.S. dollars which is the holding company’s functional currency and the presentation currency of the consolidated group.

Foreign currency transactions - Foreign currency transactions are translated into the functional currencies of the holding company and its subsidiaries using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of earnings. Non-monetary items carried at cost are translated using the exchange rate at the date of the transaction. Non-monetary items carried at fair value are translated using the exchange rate at the date the fair value is determined.

Translation of foreign subsidiaries - The functional currency of some of the company’s subsidiaries (principally in Canada, Europe, India and other parts of Asia) differ from the consolidated group’s U.S. dollar presentation currency. Assets and liabilities of these foreign subsidiaries (including goodwill and fair value adjustments arising on their acquisition, where applicable) are translated on consolidation using exchange rates at the balance sheet date. Income and expenses are translated at average exchange rates for the period. The net unrealized gain or loss resulting from this translation is recognized in accumulated other comprehensive income (loss), and recycled to the consolidated statement of earnings upon loss of control of a foreign subsidiary.

Hedging

Hedging

At the inception of a hedge transaction the company documents the economic relationship between the hedged item and hedging instrument, and its risk management objective and strategy for undertaking the hedge.

Net investment hedge - The company has designated the principal amount of its Canadian dollar denominated borrowings as a hedge of its net investment in its Canadian subsidiaries with a Canadian dollar functional currency, and has designated the principal amount of its euro denominated borrowings as a hedge of its net investment in its European operations with a euro functional currency. Unrealized gains or losses relating to the effective portions of the hedges are initially recognized in other comprehensive income (loss), and recycled from accumulated other comprehensive income (loss) to the consolidated statement of earnings upon disposal of an investment in a hedged foreign subsidiary or associate. Gains and losses relating to any ineffective portion of the hedges are recorded in net gains (losses) on investments in the consolidated statement of earnings.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of net earnings (loss) and other comprehensive income (loss) and includes all changes in total equity during a reporting period, except for those resulting from investments by owners or distributions to owners. Unrealized foreign currency translation amounts arising from the translation of foreign subsidiaries and associates and the effective portion of changes in the fair value of hedging instruments on hedges of net investments in foreign subsidiaries and associates are recognized in other comprehensive income (loss) and included in accumulated other comprehensive income (loss) until recycled to the consolidated statement of earnings on disposal of an investment in a foreign subsidiary or associate. Actuarial gains and losses and changes in asset limitation amounts on defined benefit pension and post retirement plans are recorded in other comprehensive income (loss) and included in accumulated other comprehensive income (loss) without recycling to the consolidated statement of earnings. Upon settlement of the defined benefit plan or disposal of the related subsidiary or associate, those amounts are reclassified directly to retained earnings. Accumulated other comprehensive income (loss), net of income taxes, is included on the consolidated balance sheet as a component of common shareholders’ equity.

Property and casually insurance contracts

Property and casualty insurance contracts

Insurance contracts are those contracts that have significant insurance risk at the inception of the contract. Insurance risk arises when the company agrees to compensate a policyholder if a specified uncertain future event adversely affects the policyholder, with the possibility of paying (including variability in timing of payments) significantly more in a scenario where the insured event occurs than when it does not occur. Contracts not meeting the definition of an insurance contract under IFRS are classified as investment contracts, derivative contracts or service contracts, as appropriate.

Revenue recognition - Premiums written are deferred as unearned premiums and recognized as premiums earned, net of premiums ceded, over the coverage terms of the underlying policies in accordance with the level of protection provided. Certain reinsurance premiums are estimated at the individual contract level, based on historical patterns and experience from the ceding companies for contracts where reports from ceding companies for the period are not contractually due until after the balance sheet date. The cost of reinsurance purchased by the company (premiums ceded) is included in recoverable from reinsurers and is amortized over the contract period in proportion to the amount of insurance protection provided. Unearned premium represents the portion of premiums written relating to periods of insurance and reinsurance coverage subsequent to the balance sheet date. Impairment losses on insurance premiums receivable are included in operating expenses in the consolidated statement of earnings.

Deferred premium acquisition costs - Certain costs of acquiring insurance contracts, consisting of broker commissions and premium taxes, are deferred and charged to earnings as the related premiums are earned. Deferred premium acquisition costs are limited to their estimated realizable value based on the related unearned premium, which considers anticipated losses and loss adjustment expenses and estimated remaining costs of servicing the business based on historical experience. The ultimate recoverability of deferred premium acquisition costs is determined without regard to investment income. Broker commissions are included in commissions, net, in the consolidated statement of earnings. Premium taxes and impairment losses on deferred premium acquisition costs are included in operating expenses in the consolidated statement of earnings.

Provision for losses and loss adjustment expenses - The company is required by applicable insurance laws, regulations and Canadian accepted actuarial practice to establish reserves for payment of losses and loss adjustment expenses that arise from the company’s general insurance and reinsurance products and its run-off operations. These reserves are based on assumptions that represent the best estimates of possible outcomes aimed at evaluating the expected ultimate cost to settle unpaid claims that occurred on or before the balance sheet date. The company establishes its reserves by product line, type and extent of coverage and year of occurrence. Loss reserves fall into two categories: reserves for reported losses (case reserves) and reserves for incurred but not reported (“IBNR”) losses. Those reserves include amounts for loss adjustment expenses, such as the estimated legal and other expenses expected to be incurred to finalize the settlement of the losses. Losses and loss adjustment expenses are charged to losses on claims, gross, in the consolidated statement of earnings.

The company’s reserves for reported losses and loss adjustment expenses are based on estimates of future payments to settle reported general insurance and reinsurance claims and claims from its run-off operations. Case reserve estimates are based on the facts available at the time the reserves are established and for reinsurance, based on reports and individual case reserve estimates received from ceding companies. The company establishes these reserves on an undiscounted basis to recognize the estimated costs of bringing pending claims to final settlement, taking into account inflation, as well as other factors that can influence the amount of reserves required, some of which are subjective and some of which are dependent on future events. In determining the level of reserves, the company considers historical trends and patterns of loss payments, pending levels of unpaid claims and types of coverage. In addition, court decisions, economic conditions and public attitudes may affect the ultimate cost of settlement and, as a result, the company’s estimation of reserves. Between the reporting and final settlement of a claim, circumstances may change, which may result in changes to established reserves. Items such as changes in law and interpretations of relevant case law, results of litigation, changes in medical costs, as well as costs of vehicle and building repair materials and labour rates can substantially impact ultimate settlement costs. Accordingly, the company regularly reviews and re-evaluates case reserves. Any resulting adjustments are included in the current period consolidated statement of earnings in losses on claims, gross, and in losses on claims, ceded to reinsurers, as applicable. Amounts ultimately paid for losses and loss adjustment expenses can vary significantly from the level of reserves originally set or currently recorded.

The company also establishes reserves for IBNR losses on an undiscounted basis to recognize the estimated final settlement cost for loss events which have already occurred but which have not yet been reported. Historical information and statistical models, based on product line, type and extent of coverage, as well as reported claims trends, severities and frequencies, inflation, exposure changes and other factors are relied upon to estimate IBNR reserves. These estimates are revised as additional information becomes available and as claims are actually reported and paid.

Estimation techniques - Provisions for losses and loss adjustment expenses and provisions for unearned premiums are determined based upon previous claims experience, knowledge of events, the terms and conditions of the relevant policies and on interpretation of circumstances. Particularly relevant is experience with similar cases and historical claims payment trends. The approach also includes consideration of the development of loss payment trends, the potential longer term significance of large events, the levels of unpaid claims, legislative changes, judicial decisions and economic and political conditions.

Where possible the company applies several commonly accepted actuarial projection methodologies in estimating required provisions to give greater insight into the trends inherent in the data being projected. These include methods based upon the following: the development of previously settled claims, where payments to date are extrapolated for each prior year; estimates based upon a projection of number of claims and average cost; notified claims development, where notified claims to date for each year are extrapolated based upon observed development of earlier years; and, expected loss ratios. In addition, the company uses other techniques such as aggregate benchmarking methods for specialist classes of business. In selecting its best estimate, the company considers the appropriateness of the methods to the individual circumstances of the line of business and accident or underwriting year.

Large claims affecting each relevant line of business are generally assessed separately, being measured either at the face value of the loss adjuster’s estimate or projected separately in order to allow for the future development of large claims.

Provisions for losses and loss adjustment expenses are calculated gross of any reinsurance recoveries. A separate estimate is made of the amounts that will be recoverable from reinsurers based upon the gross provisions and with due regard to collectability.

The provisions for losses and loss adjustment expenses are subject to review at the subsidiary level by subsidiary actuaries and at the corporate level by the company’s Chief Actuary. In addition, for major classes of business where the risks and uncertainties inherent in the provisions are greatest, ad hoc detailed reviews are undertaken by internal and external actuaries who are able to draw upon their specialist expertise and a broader knowledge of current industry trends in claims development. The results of these reviews are considered when establishing the appropriate levels of provisions for losses and loss adjustment expenses and unexpired risks.

Life insurance contracts

Life insurance contracts

The company, through Eurolife (which was consolidated on July 14, 2021 as described in note 23), writes life, disability, accident, health and critical illness insurance in addition to offering life annuities and insurance related investment products, both on an individual and group basis. Premiums for most life insurance contracts are generally recognized as revenue when due. The provision for policy benefits is calculated in compliance with local regulatory requirements and IFRS using actuarial principles consistent with those applied where life insurance policies are written. The provision for policy benefits is determined based on the discounting of projected future cash flows of claims and premiums using assumptions that include mortality, morbidity, lapse rates, discount rates, investment returns, inflation, and future expenses. These assumptions can vary by contract type and reflect current and expected future experience and represent the best estimates to settle outstanding claims, estimated future benefits and expenses on in-force insurance contracts. Certain insurance contracts written by Eurolife transfer the market risk associated with the underlying investment performance, which supports the benefit payments, to the policyholder (“unit-linked”). For these unit-linked contracts or funds, the company measures the underlying investments at fair value and presents them in other assets on the consolidated balance sheet. A corresponding liability is presented in insurance contract payables on the consolidated balance sheet. A change in the fair value of the investments of the unit-linked funds result in a corresponding change to the related liabilities, with both changes recorded together in the consolidated statement of earnings such that there is no effect on income, expenses or net earnings.

Reinsurance

Reinsurance

Reinsurance does not relieve the originating insurer of its liability and is reflected on the consolidated balance sheet on a gross basis to indicate the extent of credit risk related to reinsurance and the obligations of the insurer to its policyholders. Reinsurance assets include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and ceded unearned premiums. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance is recorded gross on the consolidated balance sheet unless a legal right to offset against a liability owing to the same reinsurer exists.

Ceded premiums and losses are recorded in the consolidated statement of earnings in premiums ceded to reinsurers and losses on claims, ceded to reinsurers respectively and in recoverable from reinsurers on the consolidated balance sheet. Commission income earned on premiums ceded to reinsurers is included in commissions, net, in the consolidated statement of earnings. Unearned premiums are reported on the consolidated balance sheet before reduction for premiums ceded to reinsurers. Reinsurers’ portion of unearned premiums is included in recoverable from reinsurers on the consolidated balance sheet together with estimates of reinsurers’ share of provision for claims determined on a basis consistent with the related claims liabilities.

Impairment - Reinsurance assets are assessed regularly for any events that may trigger impairment, including legal disputes with third parties, changes in capital or other financial metrics that may affect the credit worthiness of a counterparty, and historic experience regarding collectability from specific reinsurers. If there is objective evidence that a reinsurance asset is impaired, the carrying amount of the asset is reduced to its recoverable amount by recording a provision for uncollectible reinsurance in operating expenses in the consolidated statement of earnings.

Risk transfer - Reinsurance contracts are assessed to ensure that insurance risk is transferred by the ceding or assuming company to or from the reinsurer. Contracts that do not transfer insurance risk are accounted for using the deposit method whereby a deposit asset or liability is recognized based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the ceding company.

Premiums - Premiums payable for reinsurance ceded are recognized on the consolidated balance sheet in the period in which the reinsurance contract is entered into and include estimates for contracts in force which have not yet been finalized. Premiums ceded are recognized in the consolidated statement of earnings over the period of the reinsurance contract.

Income taxes

Income taxes

The provision for income taxes for the period comprises current and deferred income tax. Income taxes are recognized in the consolidated statement of earnings, except when related to items recognized in other comprehensive income (loss) or in equity. In those cases, the income taxes are also recognized in other comprehensive income (loss) or in equity, respectively, except for dividends where the income taxes are recognized in earnings, other comprehensive income (loss) or equity according to where the transactions that generated the distributable profits were recognized.

Current income tax is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the company’s subsidiaries and associates operate and generate taxable income.

Deferred income tax is calculated under the liability method whereby deferred income tax assets and liabilities are recognized for temporary differences between the financial statement carrying amounts of assets and liabilities and their respective income tax bases at current substantively enacted tax rates. With the exception of initial recognition of deferred income tax arising from business combinations, changes in deferred income tax associated with components of other comprehensive income (loss) are recognized in other comprehensive income (loss) while all other changes in deferred income tax are included in the provision for income taxes in the consolidated statement of earnings.

Deferred income tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized. Carry forwards of unused losses or unused tax credits are tax effected and recognized as deferred tax assets when it is probable that future taxable profits will be available against which these losses or tax credits can be utilized.

Deferred income tax is not recognized on unremitted earnings of subsidiaries where the company has determined it is not probable those earnings will be repatriated in the foreseeable future.

Current and deferred income tax assets and liabilities are offset when the income taxes are levied by the same taxation authority and there is a legally enforceable right of offset.

Investment property

Investment property

Investment property consists of real estate held by the company for capital appreciation, rental income, or both, and is initially recorded at cost, including transaction costs, and subsequently measured at fair value. On the consolidated balance sheet investment property is included in portfolio investments by the insurance and reinsurance companies and in other assets by the non-insurance companies. In the consolidated statement of earnings, insurance and reinsurance companies record investment property rental income and direct expenses in interest and dividends, and changes in fair value in net gains (losses) on investments, while non-insurance companies record investment property rental income and changes in fair value in other revenue, and direct expenses in other expenses.

Other assets

Other assets

Other assets primarily consist of premises and equipment, right-of-use assets associated with leases, assets associated with unit-linked insurance products, inventories, sales receivables and finance lease receivables of the non-insurance companies, prepaid expenses, accrued interest and dividends, income taxes refundable, receivables for securities sold, pension assets, prepaid losses on claims, and other miscellaneous receivables. Receivables are initially recognized at fair value less a provision for expected lifetime credit losses, and subsequently measured at amortized cost.

Premises and equipment – Premises and equipment is recorded at historical cost less accumulated amortization and any accumulated impairment losses. The company reviews premises and equipment for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable. The cost of premises and equipment is depreciated on a straight-line basis over the asset’s estimated useful life. In the consolidated statement of earnings depreciation expense is charged to operating expenses by the insurance and reinsurance companies, and to other expenses by the non-insurance companies.

Other revenue

Other revenue

Other revenue is primarily comprised of revenue earned by the non-insurance companies. Revenue from restaurant and retail sales is recognized when the company provides goods to the customer and receives payment. Revenue from the sale of other goods is typically recognized when shipped to the customer, with payment received in advance of shipment. The shipping and handling performance obligation is recorded as a contract liability and recognized as revenue once the services have been performed. Revenue from providing travel, hospitality and other non-insurance services is recognized over time based on measured progress towards complete satisfaction of the related performance obligations. Payment is usually received at the time of initial booking for travel and hospitality services, and received in installments for other services. Unconditional payments due from customers for satisfied performance obligations are recorded as sales receivables within other assets on the consolidated balance sheet. Customer prepayments are recorded as deferred revenue within accounts payable and accrued liabilities on the consolidated balance sheet and are not recognized as revenue until the shipment of goods or provision of services occurs. Certain contracts include multiple deliverables which are accounted for as separate performance obligations, with the transaction price allocated to the performance obligations based on their individual selling prices.

Other expenses	Other expenses Other expenses is primarily comprised of the cost of inventories sold or services provided and the operating expenses of the non-insurance companies.
Accounts payable and accrued liabilities

Accounts payable and accrued liabilities

Accounts payable and accrued liabilities primarily consist of leases liabilities, trade payables of the non-insurance companies, accrued amounts for salaries and employee benefits, deferred revenue of the non-insurance companies, pension and post retirement liabilities, amounts withheld and accrued taxes, income taxes payable, and other administrative costs. Accounts payable and accrued liabilities are initially recognized at fair value and subsequently measured at amortized cost.

Borrowings

Borrowings

Borrowings are initially recognized at fair value, net of incremental and directly attributable transaction costs, and subsequently measured at amortized cost. Interest expense on borrowings is recognized in the consolidated statement of earnings using the effective interest rate method. Borrowings are derecognized when extinguished, with any gain or loss on extinguishment or modification recognized in interest expense in the consolidated statement of earnings.

Equity

Equity

Common stock issued by the company is classified as equity when there is no contractual obligation to transfer cash or other financial assets to the holder of the shares. Incremental costs directly attributable to the issue or repurchase of equity instruments are recognized in equity, net of tax.

Treasury shares are equity instruments repurchased by the company which have not been canceled and are deducted from equity on the consolidated balance sheet, irrespective of the objective of the purchase. The company acquires its own subordinate voting shares on the open market for its share-based payment awards. No gain or loss is recognized in the consolidated statement of earnings on the purchase, sale, issue or cancellation of treasury shares. Consideration paid or received is recognized directly in equity.

Dividends and other distributions to holders of the company’s equity instruments are recognized directly in equity.

Share-based payments

Share-based payments

The company has restricted share plans or equivalent for management of the holding company and its subsidiaries with vesting periods of up to fifteen years from the date of grant. The fair value of restricted share awards on the grant date is amortized to compensation expense over the vesting period, with a corresponding increase in the share-based payments equity reserve. At each balance sheet date, the company reviews its estimates of the number of restricted share awards expected to vest.

Net earnings per share attributable to shareholders of Fairfax

Net earnings per share attributable to shareholders of Fairfax

Net earnings (loss) per share - Basic net earnings (loss) per share is calculated by dividing the net earnings (loss) attributable to shareholders of Fairfax, after the deduction of preferred share dividends declared and the excess over stated value of preferred shares purchased for cancellation, by the weighted average number of subordinate and multiple voting shares issued and outstanding during the period, excluding subordinate voting shares purchased by the company and held as treasury shares.

Net earnings (loss) per diluted share - Diluted net earnings (loss) per share is calculated in the same manner as basic net earnings (loss) per share except that the weighted average number of subordinate and multiple voting shares outstanding during the period is adjusted for the dilutive effect, if any, of share-based payments.

Pensions and post retirement benefits

Pensions and post retirement benefits

The company’s subsidiaries have a number of arrangements in Canada, the United States, the United Kingdom and certain other jurisdictions that provide pension and post retirement benefits to retired and current employees. The holding company has no such arrangements or plans. Pension arrangements of the subsidiaries include defined benefit statutory pension plans and supplemental arrangements that provide pension benefits in excess of statutory limits. These plans are a combination of defined benefit plans and defined contribution plans. The assets of these plans are held separately from the company’s general assets in separate pension funds and invested principally in equities, high quality fixed income securities and cash and short term investments. Certain of the company’s post retirement benefit plans covering medical care and life insurance are internally funded.

Defined contribution plan - A defined contribution plan is a pension plan under which the company pays fixed contributions. These contributions are charged to operating expenses by the insurance and reinsurance companies and to other expenses by the non-insurance companies in the period in which the employment services qualifying for the benefit are provided. The company has no further payment obligations once the contributions have been paid.

Defined benefit plan - A defined benefit plan is a plan that defines an amount of pension or other post retirement benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and salary. Actuarial valuations of benefit liabilities for the majority of pension and post retirement benefit plans are performed each year using the projected benefit method prorated on service, based on management’s assumptions.

Defined benefit obligations, net of the fair value of plan assets, and adjusted for pension asset limitations, if any, are accrued on the consolidated balance sheet in accounts payable and accrued liabilities (note 14). Plans in a net asset position, subject to any minimum funding requirements, are recognized in other assets (note 13).

Defined benefit expense recognized in the consolidated statement of earnings includes the net interest on the net defined benefit liability (asset) calculated using a discount rate based on market yields on high quality bonds, past service costs arising from plan amendments or curtailments and gains or losses on plan settlements.

Remeasurements, consisting of actuarial gains and losses on plan liabilities, the actual return on plan assets (excluding the net interest component) and any change in asset limitation amounts, are recognized in other comprehensive income (loss) and subsequently included in accumulated other comprehensive income (loss). Remeasurements are not recycled to the consolidated statement of earnings and are reclassified to retained earnings upon settlement of the plan or disposal of the related subsidiary.

Leases

Leases

Lessees - The company, primarily through its non-insurance companies, is a lessee under various leases related principally to premises, automobiles and equipment.

A right-of-use asset and a lease liability are recognized at the commencement date of a lease. Right-of-use assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made before the commencement date, and any initial direct costs incurred. Lease liabilities are initially measured at the present value of lease payments, discounted using the interest rate implicit in the lease, or if that rate cannot be readily determined, the company’s incremental borrowing rate. The company typically uses its incremental borrowing rate. Right-of-use assets are included in other assets and lease liabilities are included in accounts payable and accrued liabilities on the consolidated balance sheet.

Subsequent to initial recognition, right-of-use assets are depreciated using the straight-line method over the shorter of the lease term and the right-of-use asset’s useful life, with depreciation expense recorded as operating expenses or other expenses in the consolidated statement of earnings, and lease liabilities are measured at amortized cost using the effective interest method, with accretion of lease liabilities recorded as interest expense in the consolidated statement of earnings. Each lease payment is allocated between principal and interest expense to produce a constant periodic rate of interest on the remaining balance of the lease liability. The interest and principal portions of cash payments on lease liabilities are reported as operating activities and financing activities respectively in the consolidated statement of cash flows.

Right-of-use assets and lease liabilities are not recognized for short-term leases that have a lease term of twelve months or less, or for low value leases, which principally relate to office equipment, furniture and fixtures. Payments for short-term and low value leases are recorded on a straight-line basis over the lease term in the consolidated statement of earnings and reported as operating activities in the consolidated statement of cash flows.

Lessors - The company, primarily through its non-insurance companies, holds certain head leases where it acts as an intermediate lessor in a sub-lease. Interests in head leases and sub-leases are accounted for separately.

Classification of a sub-lease is determined with reference to the right-of-use asset arising from the head lease, and not with reference to the underlying leased asset. If substantially all of the risk and rewards of ownership of the right-of-use asset are transferred, then the sub-lease is classified as a finance lease, where the right-of-use asset is derecognized, a finance lease receivable is recorded, representing the present value of future lease payments to be received, and any difference is recorded in the consolidated statement of earnings. Finance lease receivables are included in other assets on the consolidated balance sheet. Interest revenue earned on finance lease receivables is included in other revenue in the consolidated statement of earnings.

Sub-leases classified as operating leases do not result in any change to the amounts initially recognized on the head lease. Payments received from operating leases are recorded on a straight-line basis over the lease term as other revenue in the consolidated statement of earnings.

New accounting pronouncements adopted in 2022

New accounting pronouncements adopted in 2022

Onerous Contracts — Cost of Fulfilling a Contract (Amendments to IAS 37)

The amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets clarify the types of costs an entity includes in determining the cost of fulfilling a contract when assessing whether a contract is onerous. Adoption of the amendments on January 1, 2022 in accordance with the applicable transition provisions did not have a significant impact on the company’s consolidated financial statements.

Reference to the Conceptual Framework (Amendments to IFRS 3)

The amendments to IFRS 3 Business Combinations replace a reference to the previous Framework for the Preparation and Presentation of Financial Statements with a reference to the current Conceptual Framework for Financial Reporting that was issued in March 2018. The amendments also add an exception to the recognition principle of IFRS 3 for liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets or IFRIC 21 Levies and further clarify that an acquirer does not recognize contingent assets acquired in a business combination. Prospective adoption of these amendments on January 1, 2022 did not have a significant impact on the company’s consolidated financial statements.

Annual Improvements to IFRS Standards 2018 – 2020

Amendments to certain IFRS Standards as a result of the IASB’s annual improvements project included an amendment to IFRS 9 Financial Instruments to clarify which fees are considered when assessing whether to derecognize a financial liability. Prospective adoption of this amendment on January 1, 2022 did not have a significant impact on the company’s consolidated financial statements.

New accounting pronouncements issued but not yet effective

New accounting pronouncements issued but not yet effective

The following new standards and amendments have been issued by the IASB and were not yet effective for the fiscal year beginning January 1, 2022. The company does not expect to adopt them in advance of their effective dates.

IFRS 17 Insurance Contracts (“IFRS 17”)

On May 18, 2017 the IASB issued IFRS 17, a comprehensive standard for the recognition, measurement, presentation and disclosure of insurance contracts with amendments issued on June 25, 2020 that included targeted improvements and the deferral of the effective date to January 1, 2023. IFRS 17 requires entities to measure insurance contracts using current estimates of fulfillment cash flows, which includes all future cash flows associated with insurance contracts, using one of three measurement models. The company has assessed that the majority of its insurance contracts will be eligible for the simplified measurement model, the Premium Allocation Approach, with the remainder of the company’s insurance contracts primarily using the General Measurement Model. The measurement of insurance contracts under the Premium Allocation Approach is similar to that under IFRS 4 and is available for contracts with a coverage period of one year or less, or where the measurement of the liability for remaining coverage is not expected to differ materially had the General Measurement Model been applied. Under IFRS 17, the carrying amount of a group of insurance contracts at each reporting date is measured as the sum of the liability for remaining coverage, comprised principally of unearned premium and deferred premium acquisition costs under IFRS 4, and the liability for incurred claims, comprised principally of future cash flows and a risk adjustment for non-financial risks of losses on claims and expenses that have been incurred but not yet paid. The measurement of insurance contracts under IFRS 17 introduces new requirements, the most notable being that the measurement reflect both the time value of money and an explicit risk adjustment for non-financial risk, whereas the company’s current measurement under IFRS 4 reflects neither. IFRS 17 must be applied retrospectively with restatement of comparatives unless impracticable.

IFRS 17 will bring considerable changes to the recognition, measurement, presentation and disclosure of insurance contracts within the company’s consolidated financial statements. It will not, however, affect the company’s underwriting strategy, its actuarial practice to establish management’s best estimate of the reserves, or the company’s cash flows. Insurance contracts will be presented differently, including differentiating in the consolidated statement of earnings between the insurance service result, which includes insurance revenue and insurance service expenses, and insurance finance income or expenses, which includes the effects of discounting and changes in discount rates.

In 2022, the company finalized the implementation and testing of information technology systems across its insurance and reinsurance subsidiaries and completed its analysis and documentation of key accounting policy decisions. Additionally, the company has prepared and continues to refine its draft IFRS 17 opening balance sheet as at January 1, 2022 and continues the preparation of its comparative quarterly information. The company determined that it will apply IFRS 17 to the majority of its insurance contracts on a full retrospective basis, and on a modified retrospective basis where a full retrospective basis is impracticable, which is primarily for insurance contracts acquired in past business combinations. When applying the modified retrospective approach, simplifications and modifications will be used only to the extent required, as permitted by the standard.

Upon adoption of IFRS 17, the company anticipates recording a transition adjustment to increase opening common shareholders’ equity as at January 1, 2022 which is not expected to exceed 2.5% of common shareholders’ equity as at December 31, 2021, primarily reflecting a decrease to insurance contract liabilities from the introduction of discounting claims reserves and the deferral of additional insurance acquisition costs which were previously expensed as incurred (as a result of IFRS 17’s broader definition of insurance acquisition costs compared with the company’s current policy under IFRS 4), partially offset by a new risk adjustment for uncertainty related to the timing and amount of cash flows arising from non-financial risks. The company does not anticipate material changes to the measurement of net revenue (currently presented as net premiums earned in the consolidated statement of earnings and will be presented differently under IFRS 17) or the selection of actuarial projection methodologies and the development of significant assumptions to determine management’s best estimate of reserves on adoption of IFRS 17.

Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)

On May 7, 2021 the IASB issued amendments to IAS 12 Income Taxes to clarify how companies account for deferred tax on transactions that give rise to equal taxable and deductible temporary differences, such as lease transactions under IFRS 16 Leases that require recognition of a lease liability and a corresponding right-of-use asset at the commencement date of a lease. The amendments preclude the use of the initial recognition exemption on such transactions and are effective for annual periods beginning on or after January 1, 2023 with early application permitted. Upon adoption, the amendments require the deferred tax asset and liability on temporary differences associated with lease balances to be recognized from the beginning of the earliest comparative period presented, with any cumulative effect of initially applying the amendments recorded as an adjustment to opening equity. The amendments are not expected to have a significant impact on the company’s consolidated financial statements.

Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)

On February 12, 2021 the IASB issued amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements to help entities decide which accounting policies to disclose in their financial statements. The amendments are applied prospectively on or after January 1, 2023 and are not expected to have a significant impact on the company’s consolidated financial statements.

Definition of Accounting Estimates (Amendments to IAS 8)

On February 12, 2021 the IASB issued amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to help entities distinguish between accounting policies and accounting estimates. The amendments are applied prospectively to changes in accounting estimates and changes in accounting policies occurring on or after January 1, 2023 and are not expected to have a significant impact on the company’s consolidated financial statements.

Classification of Liabilities as Current or Non-current (Amendments to IAS 1)

On January 23, 2020 the IASB issued amendments to IAS 1 Presentation of Financial Statements to clarify the criteria for classifying a liability as non-current. The amendments were to be applied retrospectively to annual periods beginning on or after January 1, 2023, however on October 31, 2022 the IASB deferred the effective date by one year to January 1, 2024. The company is currently evaluating the expected impact of the amendments on its consolidated financial statements.

Non-current Liabilities with Covenants (Amendments to IAS 1)

On October 31, 2022 the IASB issued amendments to IAS 1 Presentation of Financial Statements to clarify that only covenants with which an entity is required to comply on or before the reporting date affect the classification of a liability as current or non-current. The amendments also require an entity to disclose information in the notes that enables users of financial statements to understand the risk that non-current liabilities with covenants could become repayable within twelve months. The amendments are applied retrospectively on or after January 1, 2024 with early application permitted. The company is currently evaluating the expected impact of the amendments on its consolidated financial statements.

Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)

On September 22, 2022 the IASB issued amendments to IFRS 16 Leases to clarify how a seller-lessee subsequently measures sale and leaseback transactions that satisfy the requirements in IFRS 15 Revenue from Contracts with Customers to be accounted for as a sale. The amendments are applied retrospectively on or after January 1, 2024, with early application permitted, to sale and leaseback transactions entered into after the date of initial application, and are not expected to have a significant impact on the company’s consolidated financial statements.

Comparatives

Comparatives

On April 1, 2022 the company revised its property and casualty insurance and reinsurance reporting segments as described in note 25. Certain prior period comparatives have been reclassified to conform with the current period’s reporting segments presentation.